Fair Value Measurements - Company's financial assets and liabilities that are measured at fair value (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Change in fair value of derivative warrant liabilities				$ 427,000	$ 699,000		$ 563,000	$ (105,000)
AMCI ACQUISITION CORP. II
Liabilities:
Change in fair value of derivative warrant liabilities	$ (1,426,720)	$ (1,382,900)	$ (1,382,900)	$ (4,066,720)		$ (1,905,000)
public warrants
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares			Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares		Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares
Fair Value, Recurring | Level 1
Assets:
Investments held in trust account	$ 150,969,468			$ 150,969,468		$ 150,006,015	$ 150,006,015
Fair Value, Recurring | Level 1 | public warrants
Liabilities:
Derivative liabilities	1,050,000			1,050,000		3,825,000	3,825,000
Fair Value, Recurring | Level 3 | private placement warrants
Liabilities:
Derivative liabilities	$ 493,280			$ 493,280		$ 1,785,000	$ 1,785,000